Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2017	2018
Cost:

Computer and peripheral equipment	$2,616	$3,182
Office furniture and equipment	1,497	1,757
Machinery and equipment	11,098	12,230
Leasehold improvements	7,022	8,505
Building and land	-	3,343

	22,233	29,017

Accumulated depreciation	(11,003)	(14,023)

Property, plant and equipment, net	$11,230	$14,994

Depreciation expenses for the years ended December 31, 2016, 2017 and 2018 were $2,447, $3,505 and $3,900 respectively.

During the years ended December 31, 2016, 2017 and 2018, the Company recorded a reduction of $297, $298 and $861, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer used.